Goldman Sachs ActiveBeta_R US Large Cap Equity ETF Investment Objectives and Goals - Goldman Sachs ActiveBeta_R US Large Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—SummaryTicker: GSLC Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”).